Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Series A Preferred Stock and Preferred Stock Issuable	Common Stock and Common Stock Issuable	Additional Paid-in Capital	Accumulated Deficit	Noncontrolling Interest	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2010	$ 11,952,776	$ 51	$ 7,137	$ 85,939,480	$ (73,596,738)	$ (346,344)	$ (50,810)
Balance (in shares) at Dec. 31, 2010		50,543	7,136,523
Warrants and options granted for services and compensation	166,367			166,367
Common stock issued for options and warrants exercised in exchange for cash and accrued compensation (in shares)	50,000		166,936
Common stock issued for options and warrants exercised in exchange for cash and accrued compensation			167	49,833
Common stock issued for services and compensation (in shares)			10,957
Common stock issued for services and compensation			11
Fractional Shares that were Rounded Up as a Result of the Reverse-Split	61,500		97	61,489
Noncontrolling interest divestment of Comex Electronics Ltd.	278,472					278,472
Net loss	(48,763)				(48,763)
Less Non-controlling interest	67,872					67,872
Other comprehensive gain (loss)	68,779						68,779
Balance at Dec. 31, 2011	12,597,003	51	7,315	86,217,169	(73,645,501)		17,969
Balance (in shares) at Dec. 31, 2011		50,543	7,314,513
Warrants and options granted for services and compensation	232,785			232,785
Common stock issued for options and warrants exercised in exchange for cash and accrued compensation (in shares)			10,071
Common stock issued for options and warrants exercised in exchange for cash and accrued compensation	3,021		10	3,011
Common stock issued for the conversion of Preferred Stock and accrued preferred stock dividends (in shares)		(50,543)	9,661
Common stock issued for the conversion of Preferred Stock and accrued preferred stock dividends	5,053	(51)	9	5,095
Common stock issued for services and compensation (in shares)			188,096
Common stock issued for services and compensation	957,296		188	957,108
Common stock issued for royalties (In shares)			1,052
Common stock issued for royalties			1	6,637
Issuance of common stock (in shares)			3,359,887
Issuance of common stock	13,529,263		3,360	13,525,903
Net loss	(2,526,321)				(2,526,321)
Other comprehensive gain (loss)	(42,305)						(42,305)
Balance at Dec. 31, 2012	$ 24,762,433		$ 10,883	$ 100,947,708	$ (76,171,822)		$ (24,336)
Balance (in shares) at Dec. 31, 2012			10,883,280